Segment Disclosure - Summary of Revenue Information Relating to Geographic Locations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule Of Geographical Segments [Line Items]
Sales Revenue	$ 348,480	$ 492,919	$ 589,174
United States [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	194,596	255,544	266,610
Canada [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	29,041	37,852	62,979
Europe, Middle East and Africa [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	105,846	152,569	167,099
Rest of World [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	$ 18,997	$ 46,954	$ 92,486